Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2019
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
13D Activist Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	<u>FUND SUMMARY</u>
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 8 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in common stocks of U.S. companies of any market capitalization that are the target of shareholder activism. The adviser defines an activist situation as one where an investor holds more than 5% of a company’s shares and either (A) has a history of activist investing and/or (B) has a publicly disclosed catalyst for change such as seeking Board seats, improving operations and/or corporate governance practices, approving a merger, spinning-off an operating division or selling a significant amount of company assets (such an investor being referred to herein as an “activist”). The adviser derives its activist information primarily from legally-mandated filings known as “13D” filings. Rules adopted under the Securities Exchange Act of 1934 require a shareholder that acquires more than 5% of a company’s shares to file a form with the Securities and Exchange Commission known as a Schedule 13D that discloses the investor’s identity and its intent to influence management. The adviser reviews all material activist situations and makes investment decisions based on its knowledge of the activist investor involved, the industry, the shareholder base, the activist’s average cost, its strategy and the adviser’s determination of the chance of success and potential impact on share price.

When making an investment decision, the adviser also evaluates and considers environmental, social and governance (“ESG”) factors, with a strong emphasis on corporate governance. Generally, a significant majority of portfolio positions will have a shareholder representative on the board of directors who advocates for best in class corporate governance practices and a shareholder focused mentality. While some of these investments will be in companies with good corporate governance practices, unlike other ESG investors, many will be in situations where an activist is attempting to remedy poor corporate governance. This can range from implementing best corporate governance practices to completely changing corporate culture and replacing entrenched, conflicted and self-dealing management teams. We also expect that these shareholder representatives who sit on the boards of our portfolio companies will be monitoring, encouraging and implementing responsible social and environmental corporate policies. The adviser believes that many of the companies which the adviser selects for investment by the Fund provide an opportunity to improve the ESG characteristics of those companies.

The adviser uses the following selection guidelines to create and manage the Fund’s investment portfolio:

Selecting Investment Universe: Identify companies where an activist investor is involved.

Weighting Investments: Different weights will be given to each investment depending on the (i) type of activist intent stated, (ii) the activist involved, (iii) the sector involved, and (iv) the adviser’s determination as to the chance of activist success.

Exiting Investments: Exiting an investment will be an integral part of the investment strategy. Primary exit triggers are when: (i) the activist sells down its position so it holds less than 5%, (ii) the activist otherwise indicates that he is exiting the investment, (iii) the activist becomes a passive investor, and (iv) in the adviser’s opinion, the activist catalyst has changed.

While the adviser’s guidelines will define the trading horizon, this horizon may change based on other events. For example, an early exit may be warranted after the activist has attained most of its goals. The Fund is non-diversified, which means that it may invest in fewer issuers than a diversified fund. The adviser may engage in frequent buying and selling of securities in managing the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Conflicts of Interest Risk: An affiliate of the adviser publishes reports on all material 13D filings to subscribers. Subscribers may make their own investment decisions using information contained in the reports. If subscribers buy or sell securities that are described in the reports, this could negatively impact the price of securities bought or sold by the Fund.

• Management Risk: The adviser’s dependence on its activist strategy and judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall stock market risks will affect the value of individual instruments in which the Fund invests. Factors such as economic growth, market conditions, interest rate levels, and political events affect the U.S. securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk: The Fund is a non-diversified investment company, which makes the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs which affects the Fund’s performance.

• Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which makes the value of the Fund's shares more susceptible to certain risks than shares of a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Class A and Class C shares will be similar because they invest in the same portfolio of securities and underlying funds but their performance will vary due to differences in fees. The performance table compares the performance of the Fund’s Class I, Class A and Class C shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.13DActivistFund.com or by calling 1-877-413-3228.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-413-3228
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.13DActivistFund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return for Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2013	15.66%
Worst Quarter:	4th Quarter 2018	(16.39)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.39%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table  Average Annual Total Returns  (For periods ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class A and Class C shares, which are not shown, will vary from Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns for Class A and Class C shares, which are not shown, will vary from Class I shares.

13D Activist Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.64%)	[1]
5 Years	rr_AverageAnnualReturnYear05	7.14%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	12.47%	[1]
13D Activist Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DDDAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.76%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	744
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,097
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,474
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,529
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(18.65%)
5 Years	rr_AverageAnnualReturnYear05	4.15%
Since Inception	rr_AverageAnnualReturnSinceInception	10.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2011
13D Activist Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DDDCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 254
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,846
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(15.19%)
5 Years	rr_AverageAnnualReturnYear05	4.61%
Since Inception	rr_AverageAnnualReturnSinceInception	9.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2011
13D Activist Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DDDIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,802
Annual Return 2012	rr_AnnualReturn2012	21.27%
Annual Return 2013	rr_AnnualReturn2013	36.58%
Annual Return 2014	rr_AnnualReturn2014	15.46%
Annual Return 2015	rr_AnnualReturn2015	(10.92%)
Annual Return 2016	rr_AnnualReturn2016	19.57%
Annual Return 2017	rr_AnnualReturn2017	23.78%
Annual Return 2018	rr_AnnualReturn2018	(13.47%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(13.47%)
5 Years	rr_AverageAnnualReturnYear05	(5.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2011
13D Activist Fund | Class I | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.67%)
5 Years	rr_AverageAnnualReturnYear05	4.87%
Since Inception	rr_AverageAnnualReturnSinceInception	10.84%
13D Activist Fund | Class I | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.44%)
5 Years	rr_AverageAnnualReturnYear05	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	9.24%

[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. This is the amount indirectly paid by the Fund to an unaffiliated money market fund to manage the Fund's cash.